Note 6 - GOODWILL (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 6 - Goodwill Details Narrative
Goodwill			$ 8,801
Decline in stock price		54.80%
Goodwill impairment charges	$ 0	$ 8,791	$ 0